20 PAYMENT TO SHAREHOLDERS (Details 2) - BRL (R$) R$ in Thousands			12 Months Ended
		May 29, 2019	Dec. 31, 2019
PaymentToShareholdersLineItems [Line Items]
Dividend		R$ 898,332	R$ 1,855,289
Interest on equity			65,020
Total			1,920,309
Controlling Shareholders [Member]
PaymentToShareholdersLineItems [Line Items]
Dividend			1,309,983
Total			1,309,983
Non-Controlling Shareholders [Member]
PaymentToShareholdersLineItems [Line Items]
Dividend	[1]		545,306
Interest on equity	[1]		65,020
Total	[1]		R$ 610,326

[1]	Refers to dividends and interest on equity distributed to minority shareholders of CSN Mineracao.